Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Detail) - Pemex Industrial Transformation	9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) Exchange_Rate MMBbls billionCubicMetersPerDay	Sep. 30, 2023 USD ($) Exchange_Rate MMBbls billionCubicMetersPerDay	Dec. 31, 2023 Exchange_Rate	Dec. 31, 2022 Exchange_Rate
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$				19.4143
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil price (in USD per bl) | $	$ 104.58	$ 66.74
Processed volume | MMBbls	1,030	896
Rate of U.S.$	19.629	17.6195	16.922
Useful lives of the cash-generating units (year average)	11 years	12 years
Pre-tax discount rate	1398.00%	1388.00%
Gas
Disclosure of detailed information about property, plant and equipment [line items]
Processed volume | billionCubicMetersPerDay	2,428	2,440
Rate of U.S.$	19.629	17.6195
Useful lives of the cash-generating units (year average)	7 years	6 years
Pre-tax discount rate	1409.00%	1303.00%
Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	19.629	17.6195
Useful lives of the cash-generating units (year average)	5 years	4 years
Pre-tax discount rate	1046.00%	1036.00%
Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	19.629	17.6195
Useful lives of the cash-generating units (year average)	6 years	5 years
Pre-tax discount rate	1046.00%	1036.00%
Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	19.629	17.6195
Useful lives of the cash-generating units (year average)	5 years	5 years
Pre-tax discount rate	1144.00%	1287.00%